Note 6 - Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Warrants [Text Block]
Note
6.
Warrants

Series A Warrants

During the
nine
- months ended
September
30,
2016,
we issued warrants to purchase up to an aggregate
4,455,413
shares of our common stock. Of this amount, warrants to purchase an aggregate
2,719,048
shares were issued at an exercise price of
$0.45
per share, and warrant to purchase an aggregate
1,736,365
shares were issued at an exercise price of
$0.70
per share. These warrants were issued to investors in our
2015
Unit Offering (see Note
4),
as commissions to licensed brokers in conjunction therewith, and to other investors who converted their investors into notes on the same terms as the
2015
Unit Offering and Series A warrants. All Series A Warrants expire
June
1,
2020.
The relative fair value of these warrants resulted in
$1,940,000
recorded as a discount on our convertible notes on our consolidated balance sheets in the periods presented.

Pursuant to the terms of our
2015
Unit Offering, during the
nine
- months ended
September
30,
2015,
we issued Series A warrants to purchase up to an aggregate
6,734,580
shares of our common stock. Of that amount, warrants to purchase an aggregate
6,448,866
shares were issued at an exercise price of
$0.40
per share, and a warrant to purchase
285,714
shares was issued at an exercise price of
$0.45
per share. These warrants were issued to investors and as commissions, and expire
June
1,
2020.
  The fair value of the warrants and the intrinsic value of the beneficial conversion feature resulted in an aggregate
$1,635,000
discount on the convertible notes payable.

Warrants Issued Concurrently with Line of Credit

During the
nine
- months ended
September
30,
2016
we issued warrants to purchase an aggregate
300,000
shares of our common stock. These warrants are exercisable at
$0.35
per share and expire in
June
2021.
The relative fair value of warrants issued resulted in
$237,405
discount on the letter of credit.

  Pursuant to the terms of our line of credit,
five
line of credit holders exchanged their line of credit and accrued interest for notes and warrants on the terms offered in our
2015
Unit Offering totaling
$283,571
(see Notes
4
and
5).
With the exchange, these note holders received additional warrants to purchase an aggregate
515,583
of our common stock at an exercise price of
$0.70
which expire
June
1,
2018.
The fair value of the warrants and the intrinsic value of the beneficial conversion feature resulted in an aggregate
$283,571
recorded as a   discount on convertible notes payable.

Warrants Issued Concurrently with One Year Convertible Note

During the
nine
- months ended
September
30,
2016
we issued warrants to purchase an aggregate
400,000
shares of our common stock. These warrants are initially exercisable at
$0.65
per share and expire
July
8,
2021.
The fair value of warrants issued resulted in
$101,770
discount on the
one
year convertible note. Additionally, the exercise price of the stock purchase warrant may
be adjusted downward in the event we sell our common stock or issue warrants at a lower price, other than through our
2015
Unit Offering.

Warrants Issued Concurrently with December/January Notes

During the
nine
- month period ended
September
30,
2015,
we issued warrants to purchase an aggregate
266,000
shares of our common stock to holders of our December/January notes (see Note
5).
These warrants are exercisable at
$0.30
per share and expire
January
2020.
  The fair value of warrants totaled
$133,000
and was recorded as interest expense.

We have certain warrants outstanding to purchase our common stock, at various prices, as summarized in the following tables:

Balance, September 30, 2015	Warrants
	outstanding	Price Range
Outstanding as of December 31, 2014	8,838,122	$0.125	–	1.00
Issued	9,387,214	0.30	–	0.75
Expired	(4,582,079)	0.25	–	0.75
Outstanding as of September 30, 2015	13,643,257	$0.125	–	1.00

Balance, September 30, 2016	Warrants
	outstanding	Price Range
Outstanding as of December 31, 2015	13,779,438	$0.125	–	1.00
Issued	5,670,996	0.35	–	0.70
Exercised	(1,150,000)	0.30	–	0.40
Expired	(263,545)	0.55	–	0.75
Outstanding as of September 30, 2016	18,036,889	$0.125	–	1.00

The fair value of each award grant is estimated on the date of grant using the Black - Scholes option - pricing model. The determination of expense of warrants issued for services or settlement also uses the option - pricing model. The principal assumptions we used in applying this model were as follows for the nine
- months ended
September
30:

	2015			2016
Risk free interest rate	0.97	–	1.60%	0.95	–	1.36%
Expected volatility	255	–	332%	311	–	315%
Expected dividend yield		–			–
Forfeiture rate		–			–
Expected life in years	3	–	5		5

The risk - free interest rate is based on U.S Treasury yields in effect at the time of grant. Expected volatilities are based on historical volatility of our common stock.

Note
7.
Warrants

We have certain warrants outstanding to purchase our common stock, at various prices, as described in the following table:

	Number of
	Shares	Price Range
Outstanding as of December 31, 2013	10,618,771	$0.125	–	1.00
Issued	5,185,001	0.30	–	0.50
Exercised	(674,288)	0.50	–	1.00
Expired	(6,291,362)	0.50	–	1.00
Outstanding as of December 31, 2014	8,838,122	$0.125	–	1.00
Issued	12,693,395	0.30	–	0.45
Exercised	—	0.30	–	0.50
Expired	(7,752,079)	0.25	–	0.75
Outstanding as of December 31, 2015	13,779,438	$0.125	–	1.00

To determine interest expense related to our outstanding warrants issued in conjunction with debt offerings, the fair value of each award grant is estimated on the date of grant using the Black - Scholes option - pricing model and the relative fair values are amortized over the life of the warrant. The determination of expense of warrants issued for services or settlement also uses the option - pricing model. The principal assumptions we used in applying this model were as follows:

	2014			2015
Risk free interest rate	0.09	–	1.55%	.97	–	1.60%
Expected volatility	184	–	349%	255	–	332%
Expected dividend yield		—			—
Forfeiture rate		—			—
Expected life in years	1	–	5	3	–	5

The risk - free interest rate is based on U.S Treasury yields in effect at the time of grant. Expected volatilities are based on historical volatility of our common stock. The expected life in years is presumed to be the mid - point between the vesting date and the end of the contractual term.

2015
Unit Offering Warrants

Pursuant to the terms of our
2015
Unit Offering, during the year ended
December
31,
2015,
we issued Series A warrants to purchase up to an aggregate
9,597,123
shares of our common stock. Of that amount, warrants to purchase an aggregate
6,320,800
shares were issued at an exercise price of
$0.40
per share, and a warrant to purchase
3,276,323
shares was issued at an exercise price of
$0.45
per share. These warrants were issued to investors and as commissions, and expire
June
1,
2020.
  The fair value of the warrants and the intrinsic value of the beneficial conversion feature resulted in an aggregate
$3,319,906
discount on the convertible notes payable.

Warrants Issued Concurrently with Convertible Note Payables

During the year ended
December
31,
2015,
we issued warrants to purchase an aggregate
266,000
shares of our common stock to holders of our December/January notes (see Note
5).
These warrants are exercisable at
$0.30
per share and expire
January
2020.
  The fair value of warrants totaled
$133,000
and was recorded as interest expense.

  Pursuant to the terms of our convertible notes payable,
nine
noteholders of the
December
and
January
convertible notes payable exchanged their notes and accrued interest for notes and warrants on the terms offered in our
2015
Unit Offering totaling
383,913
(see Notes
4
and
5).
With the exchange, these note holders received additional warrants to purchase an aggregate
1,535,652
of our common stock at an exercise price of
$0.40
which expire
June
1,
2018.
The fair value of the warrants and the intrinsic value of the beneficial conversion feature resulted in an aggregate
$383,913
recorded as a discount on convertible notes payable.

Summer
2014
Warrants

On
June
25,
2014,
we began a private offering of our common stock at a price of
$0.40
per share. (See Note
4.)
Per the terms of the Summer
2014
offering and through the year ended
December
31,
2014,
we issued warrants to purchase
717,500
shares of our common stock. The warrant is exercisable at
$0.75
per share, will expire on
July
31,
2019,
and is subject to a call provision in the event (i) the closing price of the Common Stock for each of twenty
(20)
consecutive business days, exceeds
$1.50
per share (subject to adjustment for forward and reverse stock splits, recapitalizations, stock dividends and the like after the date of issuance of this Warrant), (ii) the Restricted Stock is subject to resale pursuant to
17
C.F.R.
230.144
(“Rule
144”)
or pursuant to any other exemption from registration under to the Securities Act of
1933,
as amended and (iii) the Shares underlying the Warrant are registered with the SEC.

Pursuant to the terms of our Summer
2014
Offering,
three
investors choose to exchange their investment for a note and warrant on the terms offered in our
2015
Unit Offering totaling
$105,000
(See Note
4
and
5).
With the exchange,
262,500
warrants were cancelled and we issued warrants to purchase an aggregate
848,000
of our common stock at an exercise price of
$0.40
which expire
June
1,
2018.
The fair value of the warrants and the intrinsic value of the beneficial conversion feature resulted in an aggregate
$105,000
discount on these new convertible notes payable.

Clyra
2014
Warrants

Pursuant to the terms of the Clyra
2014
Spring Offering (see Note
4),
during
2014
we issued warrants to purchase up to an aggregate
980,000
shares of our common stock to the investors in the Clyra
2014
Spring Offering. The exercise price for each warrant is the
tender
of
one
share of Clyra common stock, purchased by the investor for
$1,000,
in exchange for
4,000
shares of BioLargo common stock. All Clyra investors exercised their warrants and converted their Clyra stock to our common stock. During the year ended
December
31,
2015,
410
shares of Clyra common stock were
tendered
to BioLargo, and in exchange, BioLargo issued an aggregate
1,640,000
shares of BioLargo common stock.

Other Warrant

During
2015,
The holder of our letter of credit exchanged the letter of credit for a note and warrant on the terms offered in our
2015
Unit Offering totaling
$58,530
(See Note
4
and
5).
With the exchange, we issued warrants to purchase
234,120
of our common stock at an exercise price of
$0.40
which expire
June
1,
2020.
The fair value of the warrants and the intrinsic value of the beneficial conversion feature resulted in an aggregate
$58,530
recorded as a discount on convertible notes payable.